Employee benefits - Amount recognized in the Consolidated Statement of Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Actuarial experience losses/(gains)	€ 0.5	€ (0.3)
Actuarial losses arising from changes in financial assumptions	1.5	24.5
Actuarial gains arising from changes in demographic assumptions	(3.0)	0.0
Actuarial gains arising from the return on plan assets, excluding interest income	(1.9)	(0.6)
Total actuarial (gains)/losses	(2.9)	23.6
Cumulative amount of actuarial losses recognized in Consolidated Statement of Comprehensive Income	€ 1.3	€ 4.2